Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 15.3	$ (4.4)	$ (28.2)
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	278.4	241.2	186.8
Net loss (gain) on debt refinancing transactions	37.6	(33.1)	0.0
Gain on fair value adjustment of cost and equity method investment	0.0	(22.2)	0.0
Impairment of cost method investment	0.0	4.1	0.0
Other Noncash Expense	1.2	0.6	0.0
Equity in net income of affiliates, net of dividends	(0.1)	(3.3)	(3.6)
Deferred taxes	(17.3)	(20.8)	(16.2)
Amortization of senior notes purchase accounting fair value adjustment and note discount	1.2	(5.8)	(17.1)
Gains on sale of other assets	0.0	0.0	(1.0)
Amortization of deferred financing fees	4.9	7.3	8.2
Stock-based compensation	9.0	8.0	6.3
Provision for losses on trade accounts receivable	3.2	3.2	0.8
Other	1.4	1.3	(0.9)
Changes in assets and liabilities:
Trade accounts receivable	(39.2)	(36.3)	(3.1)
Other current and long-term assets	13.8	2.0	(8.6)
Trade accounts payable	1.3	6.1	5.9
Other current and long-term liabilities	(1.6)	6.4	14.1
Net cash provided by (Used in) operating activities	309.1	154.3	143.4
Cash flows from investing activities:
Capital expenditures	(132.2)	(155.2)	(81.7)
Proceeds from sale of trading securities	1.0	1.5	4.4
Purchases of trading securities	(1.5)	(2.1)	(1.8)
Proceeds from Sale of Other Investments	12.4	9.7	0.0
Purchases of other investments	(15.5)	(15.1)	0.0
Proceeds from sale of other assets	0.0	1.0	4.3
Acquisitions and purchases of noncontrolling interests, net of cash acquired	(70.4)	(119.9)	(282.3)
Acquisition-related deposits, net	9.1	4.1	(10.0)
Other	0.0	0.0	0.1
Cash (used in) provided by investing activities	(197.1)	(276.0)	(367.0)
Cash flows from financing activities:
Proceeds from Senior Secured Term Loan B	1,881.0	1,895.3	1,133.4
Extinguishment of Senior Secured Term Loan B	(1,881.0)	(1,120.5)	(923.4)
Proceeds from Senior Secured Term Loan A	350.0	0.0	0.0
Extinguishment of 9.625% and 8.125% Senior Notes	(1,000.0)	0.0	0.0
Extinguishment of 11.375% senior unsecured notes	0.0	(645.0)	0.0
Proceeds from revolving line of credit	35.0	78.5	65.0
Payment on revolving line of credit	(85.0)	(28.5)	(65.0)
Repayments of debt	(38.2)	(25.6)	(11.9)
Proceeds from Issuance Initial Public Offering	764.5	0.0	0.0
Payments of Stock Issuance Costs	(49.8)	0.0	0.0
Debt financing fees	(18.2)	(61.5)	(5.2)
Termination of interest rate swaps	(2.7)	0.0	0.0
Proceeds from issuance of common stock	2.8	9.6	5.8
Treasury stock purchases	(0.3)	(0.2)	(3.4)
Distributions to noncontrolling interests	(10.8)	(10.4)	(8.0)
Excess Tax Benefit from Share-based Compensation, Financing Activities	1.4	0.0	0.0
Other	0.0	0.2	0.0
Cash provided by (used in) financing activities	(51.3)	91.9	187.3
Effect of exchange rate changes on cash and cash equivalents	(5.4)	(3.5)	(6.8)
Net change in cash and cash equivalents	55.3	(33.3)	(43.1)
Cash and cash equivalents	77.9	111.2	154.3
Cash and cash equivalents	133.2	77.9	111.2
Noncash investing activities & Noncash financing activities:
Property and equipment acquired through capital lease obligations	1.2	0.0	2.0
Finance arrangements	7.8	12.9	0.0
Cash paid during the year for:
Interest	147.6	191.0	211.8
Income taxes, net of refunds	$ 25.9	$ 25.2	$ 23.3